Derivative financial liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 99,232
Liabilities	124,090	$ 99,232
Derivative Financial Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Stock warrants issued	23,986	0
Change in fair value due to revaluation of derivative financial liabilities	(11,276)	0
Change in fair value due to foreign exchange	(22)	0
Liabilities	$ 12,688	$ 0